Property, plant and equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2014	2013	2012
Land	—	$665	$688	$723
Buildings and land improvements	20-45	7,119	6,928	6,214
Machinery, equipment and other	3-10	16,971	16,793	16,073
Equipment leased to others	1-10	5,596	5,365	4,658
Construction-in-process	—	1,221	1,542	2,264
Total property, plant and equipment, at cost		31,572	31,316	29,932
Less: Accumulated depreciation		(14,995)	(14,241)	(13,471)
Property, plant and equipment–net		$16,577	$17,075	$16,461

We had commitments for the purchase or construction of capital assets of approximately $294 million at December 31, 2014.

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2014	2013	2012
Gross capital leases [2]	$111	$125	$134
Less: Accumulated depreciation	(52)	(50)	(58)
Net capital leases	$59	$75	$76

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

At December 31, 2014, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter
$8	$26	$10	$7	$7	$35

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2014	2013	2012
Equipment leased to others–at original cost	$5,596	$5,365	$4,658
Less: Accumulated depreciation	(1,565)	(1,521)	(1,383)
Equipment leased to others–net	$4,031	$3,844	$3,275

At December 31, 2014, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter
$951	$621	$353	$180	$73	$28